Fair Value Measurements (Details) - Schedule of Change in Fair Value of Warrant Liabilities - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of Change in Fair Value of Warrant Liabilities [Line Items]
Fair value at Beginning	$ 31,800
Initial recognition		587,717
Change in fair value	42,400	(555,917)
Fair value at ending balance	74,200	31,800
Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of Change in Fair Value of Warrant Liabilities [Line Items]
Fair value at Beginning	31,800
Initial recognition		587,717
Change in fair value	42,400	(555,917)
Fair value at ending balance	$ 74,200	$ 31,800